Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Tables)	12 Months Ended
Mar. 31, 2017
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets [Abstract]
Schedule of unaudited pro forma results of operations
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
	(unaudited)	(unaudited)
Revenue	$3,972,000	$5,744,000
Cost of revenue	1,147,000	2,052,000

Gross profit	2,825,000	3,692,000

Operating expenses:
Selling, general and administrative	9,479,801	7,297,000
Related party expenses	360,000	360,000
Total operating expenses	9,839,801	7,657,000
Loss from operations	(7,014,801)	(3,965,000)

Other income (expense)
Interest expense, net	(497,152)	(218,498)
Other income	6,667	—
Fair value of warrants issued for note extension and inducement to convert	(2,002,977)	—
Earnings from investment in OCHL	132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion	(3,248,948)	—
Fair value of beneficial conversion feature	(136,936)	—
Impairment of note receivable - related party	(213,331)	—
Loss on sale of investment in OCHL	(2,790,073)	—
Total other income (expense)	(8,749,918)	192,055

Net loss	$(15,764,719)	$(3,772,945)

Net Loss per common share – basic and diluted	$(0.16)	$(0.04)

Weighted average common shares – basic and diluted	99,596,206	92,082,796